                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004

Check here if Amendment  [   ]; Amendment Number:
         This Amendment (Check only one):  [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Alleghany Corporation
Address:          375 Park Avenue
                  New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter R. Sismondo
Title:      Vice President, Controller, Treasurer and Assistant Secretary
Phone:      212-752-1356

Signature, Place, and Date of Signing:

  /s/ Peter R. Sismondo            New York, NY         February 10, 2005
--------------------------------------------------------------------------------
         [Signature]               [City, State]                       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:          79
Form 13F Information Table Value Total:   $ 633,239
                                         (thousands)

List of Other Included Managers:
        No.               Form 13F File Number          Name

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/04

           COLUMN 1          COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6       COLUMN 7      COLUMN 8

                              TITLE                                                       INVESTMENT                    VOTING
        NAME OF ISSUER     OF CLASS          CUSIP    MARKET      SHRS OR   SH/  PUT/     DISCRETION      MANAGER      AUTHORITY
                                                       VALUE      PRIN AMT  PRN  CALL  SOLE  SHRD  OTHER           SOLE   SHRD  NONE
                                                     (X 1000)                           (A)   (B)   (C)             (A)   (B)    (C)
FRESH DEL MONTE PRODUCE
  INC                     ORD              G36738105    4,442     150,000   SH                 X              1      X
AMB PROPERTY CORP         COM              00163T109    1,543      38,200   SH                 X              1      X
ALEXANDER & BALDWIN INC   COM              014482103      848      20,000   SH                 X              1      X
AMERICAN EXPRESS CO       COM              025816109    1,127      20,000   SH                 X              1      X
AMERICAN INTL GROUP INC   COM              026874107    1,313      20,000   SH                 X              1      X
APARTMENT INVT & MGMT CO  CL A             03748R101    1,569      40,700   SH                 X              1      X
APPLERA CORP              COM AP BIO GRP   038020903    1,046      50,000   SH                 X              1      X
APPLIED MATLS INC         COM              038222105      855      50,000   SH                 X              1      X
ARCH COAL INC             COM              039380100   10,662     300,000   SH                 X              1      X
ARCHSTONE SMITH TR        COM              039583109    1,758      45,900   SH                 X              1      X
ARDEN RLTY INC            COM              039793104    1,603      42,500   SH                 X              1      x
AUTODESK INC              COM              052769106    1,139      30,000   SH                 X              1      X
AVALONBAY CMNTYS INC      COM              053484101    1,872      24,864   SH                 X              1      X
AVERY DENNISON CORP       COM              053611109      600      10,000   SH                 X              1      X
BANK OF AMERICA
  CORPORATION             COM              060505104    9,398     200,000   SH                 X              1      X
BELO CORP                 COM SER A        080555105      787      30,000   SH                 X              1      X
BERKSHIRE HATHAWAY
  INC DEL                 CL B             084670207    4,495       1,531   SH                 X              1      X
BIOGEN IDEC INC           COM              09062X903      666      10,000   SH                 X              1      X
BOEING CO                 COM              097023105      777      15,000   SH                 X              1      X
BURLINGTON NORTHN SANTA
  FE C                    COM              12189T104  378,480   8,000,000   SH          X                     1      X
BURLINGTON RES INC        COM              122014103      870      20,000   SH                 X              1      X
CAMDEN PPTY TR            SH BEN INT       133131102    1,724      33,800   SH                 X              1      X
CIGNA CORP                COM              125509109   81,570   1,000,000   SH                 X              1      X
CATERPILLAR INC DEL       COM              149123101    1,463      15,000   SH                 X              1      X
CHUBB CORP                COM              171232101    1,154      15,000   SH                 X              1      X
CITIGROUP                 COM              172967101    4,818     100,000   SH                 X              1      X
COCA COLA CO              COM              191216100    1,041      25,000   SH                 X              1      X
CONOCOPHILLIPS            COM              20825C104    1,302      15,000   SH                 X              1      X
COSTCO WHSL CORP NEW      COM              22160K105    1,452      30,000   SH                 X              1      X
DEERE & CO                COM              244199105    1,116      15,000   SH                 X              1      X
DISNEY WALT CO            COM DISNEY       254687106    1,251      45,000   SH                 X              1      X
DOMINION RES INC VA NEW   COM              25746U109    4,877      72,000   SH                 X              1      X
DOW CHEM CO               COM              260543103    1,238      25,000   SH                 X              1      X
DU PONT EI DE NEMOURS
  & CO                    COM              263534109      981      20,000   SH                 X              1      X
EXXON MOBIL CORP          COM              30231G102    1,538      30,000   SH                 X              1      X
FEDEX CORP                COM              31428X106    1,477      15,000   SH                 X              1      X
GUIDANT CORP              COM              401698105      721      10,000   SH                 X              1      X
INTERACTIVECORP           COM              44919P102      552      20,000   SH                 X              1      X
INTEL CORP                COM              458140100    1,170      50,000   SH                 X              1      X
INTERNATIONAL BUSINESS
  MACHS                   COM              459200101    1,183      12,000   SH                 X              1      X
JEFFERSON PILOT CORP      COM              475070108    1,039      20,000   SH                 X              1      X
JOHNSON & JOHNSON         COM              478160104    6,342     100,000   SH                 X              1      X
KERR MCGEE CORP           COM              492386107    8,669     150,000   SH                 X              1      X
LAUDER ESTEE COS INC      CL A             518439104      687      15,000   SH                 X              1      X
LIBERTY MEDIA CORP NEW    COM SER A        530718105    1,208     110,000   SH                 X              1      X
LIBERTY MEDIA INTL INC    COM SER A        530719103      306       6,625   SH                 X              1      X
LILLY ELI & CO            COM              532457108    1,135      20,000   SH                 X              1      X
MBIA INC                  COM              55262C100      316       5,000   SH                 X              1      X
MACERICH CO               COM              554382101    1,778      28,310   SH                 X              1      X
MAGNA INTL INC            CL A             559222401    4,643      56,250   SH                 X              1      X
MANPOWER INC              COM              56418H100      966      20,000   SH                 X              1      X
MEDTRONIC INC             COM              585055106    1,490      30,000   SH                 X              1      X
MERCK & CO INC            COM              589331107   32,622   1,015,000   SH                 X              1      X
MICROSOFT CORP            COM              594918104    1,870      70,000   SH                 X              1      X
MILLIPORE CORP            COM              601073109    1,494      30,000   SH                 X              1      X
NEWS CORP LTD             SP ADR PFD       652487802    1,306      70,000   SH                 X              1      X
NOBLE ENERGY INC          COM              655044105      925      15,000   SH                 X              1      X
NORDSTROM INC             COM              655664100      935      20,000   SH                 X              1      X
NOVARTIS AG               SPONSORED ADR    66987V109    1,264      25,000   SH                 X              1      X
OLD REP INTL CORP         COM              680223104    3,795     150,000   SH                 X              1      X
PEPCO HOLDINGS INC        COM              713291902    2,132     100,000   SH                 X              1      X
PINNACLE WEST CAP CORP    COM              723484101    8,882     200,000   SH                 X              1      X
RECKSON ASSOCS RLTY CORP  COM              75621K106    1,572      47,900   SH                 X              1      X
REGENCY CTRS CORP         COM              758849103    1,740      31,400   SH                 X              1      X
ROHM & HAAS CO            COM              775371107    1,106      25,000   SH                 X              1      X
RYDER SYS INC             COM              783549108      955      20,000   SH                 X              1      X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/04

           COLUMN 1          COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6       COLUMN 7      COLUMN 8

                              TITLE                                                       INVESTMENT                    VOTING
        NAME OF ISSUER     OF CLASS          CUSIP    MARKET      SHRS OR   SH/  PUT/     DISCRETION      MANAGER      AUTHORITY
                                                       VALUE      PRIN AMT  PRN  CALL  SOLE  SHRD  OTHER           SOLE   SHRD  NONE
                                                     (X 1000)                           (A)   (B)   (C)             (A)   (B)    (C)
SBC COMMUNICATIONS INC    COM              78387G103    1,289      50,000   SH                 X              1      X
SL GREEN RLTY CORP        COM              78440X101    1,677      27,700   SH                 X              1      X
SCHLUMBERGER LTD          COM              806857108    1,339      20,000   SH                 X              1      X
SHURGARD STORAGE CTRS INC COM              82567D104    1,571      35,700   SH                 X              1      X
SIGMA ALDRICH CORP        COM              826552101      605      10,000   SH                 X              1      X
SIMON PPTY GROUP INC NEW  COM              828806109    1,701      26,300   SH                 X              1      X
SONY CORP                 ADR NEW          835699307      974      25,000   SH                 X              1      X
STATE STR CORP            COM              857477103      737      15,000   SH                 X              1      X
TEXAS INSTRS INC          COM              882508104      492      20,000   SH                 X              1      X
3M CO                     COM              88579Y101    1,641      20,000   SH                 X              1      X
WACHOVIA CORP 2ND NEW     COM              929903102    1,052      20,000   SH                 X              1      X
WAL MART STORES INC       COM              931142103    2,113      40,000   SH                 X              1      X
WEYERHAUSER CO            COM              962166104    1,344      20,000   SH                 X              1      X

GRAND TOTAL                                           633,239  13,146,680

                                                                               2